SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 202,058	$ 227,954	$ 873,740	$ 890,886
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			584,037	568,605
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			201,562	212,819
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			38,464	42,440
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			41,237	60,059
Other Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 8,440	$ 6,963